Income Tax Expense - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax rate	25.00%	25.00%	25.00%